Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Cash Flows [Abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ 29,493	€ (6,046)
of which: Senior long-term debt issuances		6,500	2,500
of which: Repayments and extinguishments		1,200	738
Senior long-term debt	[2]	(11,880)	(17,019)
of which: Issuances		26,800	36,400
of which: Repayments and extinguishments		40,100	44,200
Total non-cash changes for Subordinated Long Term Debt		(31)	(141)
of which: Driven by FV changes		139	(464)
of which: Driven by FX movements		(173)	321
Non-cash changes for Trust Preferred Securities		15	(28)
of which: Driven by FX movements		8	(33)
Time deposits not included in central bank balances		19,100	19,000
Time deposits not included in Interbank balances		1,700	1,400
Cash and central bank balances do not include time and demand deposits at the Russian Central Bank		612	759
There of Demand deposits qualifying as cash and cash equivalent at the Russian Central Bank		€ 30	€ 40

[1]	Included are senior long-term debt issuances of € 6.5 billion and € 2.5 billion and repayments and extinguishments of € 1.2 billion and € 738 million through December 31, 2023 and December 31, 2022, respectively
[2]	Included are issuances of € 26.8 billion and € 36.4 billion and repayments and extinguishments of € 40.1 billion and € 44.2 billion through December 31, 2023 and December 31, 2022, respectively.